Trade and Other Receivables - Schedule of Aging Analysis of Gross Trade Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [line items]
Gross trade receivables	$ 1,018.8	$ 990.1
1-30
Trade and other receivables [line items]
Gross trade receivables	503.8	556.4
31-60
Trade and other receivables [line items]
Gross trade receivables	309.0	246.9
61-90
Trade and other receivables [line items]
Gross trade receivables	92.1	71.6
91-120
Trade and other receivables [line items]
Gross trade receivables	31.7	39.8
121+
Trade and other receivables [line items]
Gross trade receivables	$ 82.2	$ 75.4